Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 5,916,885	$ 4,311,498	$ 4,641,204
Depreciation and amortization	625,380	701,025	649,056
Amortization and accretion for purchase accounting	(1,495,486)
Deferred income taxes	859,100	298,500	1,032,000
Provision (credit) for loan losses	382,000	(430,000)	(832,925)
Gain on sale of loans	(586,375)	(610,419)	(719,289)
Net securities gains	(115,616)	(399,760)	(134,177)
Change in fair value of mortgage servicing rights	(263,114)	147,050	(315,758)
Loss on sale or write-down of other real estate owned	183,224	183,955	205,775
Increase in cash surrender value of life insurance	(427,104)	(396,646)	(411,955)
Net amortization of security premiums and discounts	925,285	764,073	791,464
Change in fair value of junior subordinated deferrable interest debentures	33,852
Deferred compensation Expense	76,362	63,724	33,806
Loss on disposal or write-down of premises and equipment and other assets	49,030
Proceeds from sale of loans held for sale	28,767,355	16,089,781	32,273,717
Originations of loans held for sale	(28,433,268)	(15,613,686)	(31,867,179)
(Increase) decrease in other assets	1,613,031	1,224,349	(446,316)
Increase (decrease) in other liabilities	(1,223,692)	(1,499,003)	197,896
Net cash provided by operating activities	6,886,849	4,834,441	5,097,319
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities	28,437,199	9,121,368	8,821,116
Proceeds from maturities of available-for-sale securities, including paydowns on mortgage-backed securities	30,796,690	27,222,959	36,658,316
Purchases of available-for-sale securities	(36,534,220)	(35,010,991)	(73,268,830)
Proceeds from sale of FHLB stock		749,600
Proceeds from certificates of deposits	498,000	249,000
Purchase of certificates of deposits			(249,000)
Proceeds from acquisition		6,628,035
Net (increase) decrease in loans and leases	7,306,405	(6,638,114)	9,595,280
Purchases of premises and equipment	(311,625)	(314,059)	(394,982)
Proceeds from sale of other real estate owned	551,441		694,271
Net cash provided by (used in) investing activities	30,743,890	2,007,798	(18,143,829)
Net increase (decrease) in deposits	(46,914,198)	26,348,871	(3,199,049)
Borrowings	2,118,000
Change in net borrowings		(16,240,666)	(10,000,000)
Change in customer repurchase agreements		(4,600,552)	(456,668)
Purchase of treasury shares	(926,328)	(1,136,430)	(72,200)
Proceeds from sale of treasury shares	14,143	12,443	13,604
Payments of deferred compensation	(153,756)	(85,364)	(54,146)
Cash dividends paid	(1,200,815)	(1,193,419)	(689,380)
Net cash provided by (used in) financing activities	(47,062,954)	3,104,883	(14,457,839)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(9,432,215)	9,947,122	(27,504,349)
CASH AND CASH EQUIVALENTS
At beginning of year	32,354,580	22,407,458	49,911,807
At end of year	22,922,365	32,354,580	22,407,458
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest	2,226,892	2,687,135	3,256,188
Federal income taxes	665,000	660,000	350,000
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities	(7,701)	1,427,135	(2,604,383)
Transfer of loans to other real estate owned	371,713
Change in net unrealized gain or loss on available-for-sale securities	$ 22,686	$ (4,197,455)	$ 7,659,952